Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Accounts payable	$ 34,956	$ 123,834
Accrued professional fees	20,847	46,952
Accrued general liabilities	8,206	39,103
Accrued taxes and related interest	63,687	37,414
Accounts payable and accrued liabilities	$ 127,696	$ 247,303